INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 2.1%
22,472	Trade Desk, Inc. (The), Class A(a)	$ 1,580,231

	BIOTECH & PHARMA - 2.8%
6,701	United Therapeutics Corporation(a)	2,144,655

	COMMERCIAL SUPPORT SERVICES - 5.4%
32,110	Brady Corporation, Class A	2,327,012
10,425	FTI Consulting, Inc.(a)	1,726,380
		4,053,392
	ELECTRIC UTILITIES - 4.0%
28,443	NRG Energy, Inc.	3,006,710

	ELECTRICAL EQUIPMENT - 6.3%
34,900	Amphenol Corporation, Class A	2,324,340
23,166	BWX Technologies, Inc.	2,408,568
		4,732,908
	ENGINEERING & CONSTRUCTION - 3.3%
6,049	EMCOR Group, Inc.	2,473,497

	FORESTRY, PAPER & WOOD PRODUCTS - 2.9%
30,605	Sylvamo Corporation	2,176,016

	HEALTH CARE FACILITIES & SERVICES - 6.7%
4,103	Chemed Corporation	2,465,082
25,999	Encompass Health Corporation	2,603,540
		5,068,622
	HEALTH CARE REIT - 3.0%
61,145	Omega Healthcare Investors, Inc.	2,252,582

	HOME CONSTRUCTION - 2.3%
28,673	KB Home	1,749,053

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
34,745	SEI Investments Company	$ 2,781,337

	INSURANCE - 9.2%
4,808	Kinsale Capital Group, Inc.	2,076,335
67,307	Old Republic International Corporation	2,591,992
11,198	Reinsurance Group of America, Inc.	2,269,723
		6,938,050
	MACHINERY - 9.7%
7,690	Curtiss-Wright Corporation	2,473,565
48,597	Flowserve Corporation	2,674,778
13,217	MSA Safety, Inc.	2,163,623
		7,311,966
	OIL & GAS PRODUCERS - 5.4%
12,217	Diamondback Energy, Inc.	1,942,014
4,605	Murphy USA, Inc.	2,160,851
		4,102,865
	RETAIL - CONSUMER STAPLES - 7.3%
28,767	BJ's Wholesale Club Holdings, Inc.(a)	2,912,947
6,201	Casey's General Stores, Inc.	2,568,516
		5,481,463
	RETAIL - DISCRETIONARY - 7.2%
13,398	AutoNation, Inc.(a)	2,443,393
6,588	Group 1 Automotive, Inc.	3,027,713
		5,471,106
	SEMICONDUCTORS - 11.2%
13,864	Broadcom, Inc.	2,764,898
2,904	KLA Corporation	2,058,471
2,514	Monolithic Power Systems, Inc.	1,536,079
13,612	QUALCOMM, Inc.	2,139,398
		8,498,846
	SOFTWARE - 4.9%
15,496	CommVault Systems, Inc.(a)	2,642,998
13,098	Pegasystems, Inc.	1,028,324
		3,671,322

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY HARDWARE - 2.3%
17,625	NetApp, Inc.	$ 1,759,151

	TOTAL COMMON STOCKS (Cost $67,567,284)	75,253,772

	TOTAL INVESTMENTS - 99.7% (Cost $67,567,284)	$ 75,253,772
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	195,829
	NET ASSETS - 100.0%	$ 75,449,601

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.